Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 8—Leases

The Company leases its office facilities under operating lease agreements expiring through 2031. While each of the leases includes renewal options, the Company has only included the base lease term in its calculation of lease assets and liabilities as it is not reasonably certain to utilize the renewal options. The Company does not have any finance leases.

Balance sheet information related to operating leases is as follows (in thousands):

Schedule of right-of-use assets and operating lease liabilities

Schedule of right-of-use assets and operating lease liabilities
	As of December 31,
	2022	2021
Assets
Right-of-use assets	$2,827	$3,920

Liabilities
Current lease liabilities	1,880	1,675
Non-current lease liabilities	1,826	3,770
Total liabilities	$3,706	$5,445

Lease expense information related to operating leases is as follows (in thousands):

Schedule of operating lease expense

Schedule of operating lease expense
	2022	2021
Lease expense
Operating lease expense	$1,631	$1,507
Short-term lease expense	419	601
Less: Sublease income	(802)	(802)
Total lease expense	$1,248	$1,306

Lease expenses are included in general and administrative expenses on the Company’s consolidated statements of operations. The impact of the Company’s leases on the consolidated statement of cash flows is presented in the operating activities section, which mainly consisted of cash paid for operating lease liabilities of approximately $2.2 million and $2.0 million during the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, operating leases had weighted-average remaining lease terms of approximately 4.2 years and 4.6 years, respectively, and a weighted-average discount rate of 11.40% and 11.43%, respectively, to measure operating lease liabilities.

The following table presents information regarding the maturities of the undiscounted remaining operating lease payments, with a reconciliation to the amount of the liabilities representing such payments as presented on the December 31, 2022 consolidated balance sheet (in thousands).

Schedule of reconciliation to the amount of the liabilities
Years Ending December 31,
2023	$2,276
2024	1,228
2025	151
2026	152
2027	154
Thereafter	578
Total minimum lease payments	4,539
Less: Imputed interest	(833)
Total operating lease liabilities	$3,706

Operating lease amounts above do not include sublease income. The Company has entered into a sublease agreement with a third party. Under the agreement, the Company expects to receive sublease income of approximately $1.9 million over the next three years.